Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2012	2011	2010
Net income ($ millions)	34	10	27
Earnings per share - basic (1)(cents)	9	3	7
Earnings per share - diluted (2)(cents)	8	2	7

Retained income - January 1 ($ millions)	123	113	86
Retained income - December 31 ($ millions)	157	123	113

(1) Impact per basic earnings per common share.
(2) Impact per diluted earnings per common share.